Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company leases its office spaces under operating leases with approximate future minimum lease payments as indicated in the table below:

Years ending December 31:
2015	$439,000
2016	451,000
2017	463,000
2018	441,000
2019	122,000
Thereafter	—
Total future minimum lease payments	$1,916,000